Schedule of Investments (unaudited) April 30, 2023	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.5%
Black Belt Energy Gas District RB, 4.00%, 06/01/51 (Put 09/01/31)(a)	$315	$314,877
Midcity Improvement District Alabama Special Assesment, 3.88%, 11/01/27	120	116,102
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53( 09/01/29)(a)	100	107,938
Sumter County Industrial Development Authority/AL RB, 6.00%, 07/15/52 (Put 01/15/29)(a)	100	88,851
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44( 05/01/29)(b)	175	154,109

		781,877

Arizona — 3.9%
Industrial Development Authority of the City of Phoenix Arizona (The) RB
5.00%, 07/01/46 ( 07/01/26)(b)	1,000	904,075
6.75%, 07/01/44 ( 07/01/24)(b)	1,000	1,017,905
Maricopa County Industrial Development Authority RB, 4.00%, 10/15/47 (Call 01/01/26)(b)	100	82,896

		2,004,876

Arkansas — 1.6%
Arkansas Development Finance Authority RB 4.50%, 09/01/49 (Call 09/01/26)(b)	500	447,177
4.75%, 09/01/49 (Call 09/01/27)(b)	400	367,586

		814,763

California — 7.8%
California County Tobacco Securitization Agency RB, 0.00%, 06/01/55 (Call 05/15/23)(c)	2,955	202,589
California Enterprise Development Authority RB, 5.00%, 07/01/50( 07/01/27)(b)	600	539,753
California School Finance Authority RB, Series A, 5.00%, 06/01/61 (Call 06/01/29)(b)	500	448,495
California Statewide Communities Development Authority RB, 5.00%, 12/01/46( 06/01/26)(b)	600	573,999
California Statewide Financing Authority RB, 0.00%, 06/01/55 (Call 05/30/23)(b)(c)	4,250	279,518
CMFA Special Finance Agency I RB, Series A, 4.00%, 04/01/56 (Call 04/01/31)(b)	250	188,509
CSCDA Community Improvement Authority RB 3.25%, 04/01/57 (Call 04/01/32)(b)	325	224,580
4.00%, 10/01/46 ( 10/01/31)(b)	250	189,762
4.00%, 07/01/56 (Call 07/01/31)(b)	250	186,234
4.00%, 07/01/58 (Call 07/01/32)(b)	100	72,602
Golden State Tobacco Securitization Corp. RB, 0.00%, 06/01/66 (Call 12/01/31)(c)	2,195	236,254
Los Angeles County Facilities Inc. RB, Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	501,144
Regents of the University of California Medical Center Pooled Revenue, 4.00%, 05/15/53 (Call 05/15/32)	410	385,924

		4,029,363

Colorado — 4.0%
City & County of Denver Co. Dedicated Excise Tax Revenue RB, 4.00%, 08/01/51 (Call 08/01/31)	500	480,234
Clear Creek Transit Metropolitan District No. 2 GOL, Series A, 5.00%, 12/01/50 (Call 12/01/26)	500	430,277
Colorado Health Facilities Authority RB 5.00%, 05/15/58 (Call 05/15/28)	100	74,097
5.25%, 11/01/39 (Call 11/01/32)	65	70,288
Loretto Heights Community Authority RB, 4.88%, 12/01/51 (Call 06/01/26)	500	387,024

Security	Par (000)	Value

Colorado (continued)
North Range Metropolitan District No. 3 GOL, 5.25%, 12/01/50( 12/01/25)	$500	$448,170
Pueblo Urban Renewal Authority TA 4.75%, 12/01/45 (Call 12/01/30)(b)	100	54,960
Series B, 0.00%, 12/01/25(b)(c)	150	128,504

		2,073,554

Delaware — 0.1%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(b)(d)	40	36,644

District of Columbia — 1.4%
District of Columbia RB, 5.50%, 02/28/37	90	97,560
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55 (Call 05/30/23)(c)	6,800	616,257

		713,817

Florida — 5.8%
Avenir Community Development District Special Assessment, 5.63%, 05/01/54( 05/01/33)	100	96,201
Babcock Ranch Community Independent Special District Special Assessment, 4.25%, 05/01/32	100	96,165
Brevard County Health Facilities Authority RB, 4.00%, 11/15/32 (Call 11/15/28)(b)	150	138,628
Capital Trust Agency Inc. RB 0.00%, 07/01/61(b)(c)	2,570	168,913
3.25%, 06/01/31(b)	230	210,171
4.88%, 06/15/56 (Call 06/15/26)(b)	100	80,709
CFM Community Development District Special Assesment, 2.40%, 05/01/26	250	240,829
Florida Development Finance Corp. RB 4.00%, 06/01/55 (Call 06/01/28)(b)	150	92,975
5.00%, 05/01/29 (Call 05/30/23)(b)	500	467,947
5.00%, 06/15/56 (Call 06/15/29)(b)	100	85,702
Series A, 5.13%, 06/15/55 (Call 06/15/28)(b)	500	417,448
Lakes of Sarasota Community Development District Special Assesment
Series A-1, 4.10%, 05/01/51 (Call 05/01/31)	265	209,042
Series B-1, 4.30%, 05/01/51 (Call 05/01/31)	220	184,575
Poitras East Community Development District Special Assessment, 5.25%, 05/01/52( 05/01/33)	100	97,270
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	205	194,927
Village Community Development District No. 14 5.38%, 05/01/42 (Call 05/01/30)	100	100,364
5.50%, 05/01/53 (Call 05/01/30)	100	97,790

		2,979,656

Georgia — 0.2%
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51 (Call 07/01/27)(b)	100	79,849

Illinois — 4.9%
Chicago Board of Education GO 5.00%, 12/01/36 ( 12/01/30)	1,000	1,018,770
5.00%, 12/01/46 ( 12/01/27)	500	491,927
5.00%, 12/01/47 ( 12/01/31)	500	492,125
Illinois Finance Authority RB, 5.00%, 05/15/51 (Call 05/15/28)	500	398,419
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50 (Call 12/15/29)	175	150,893

		2,552,134

Indiana — 1.2%
Indiana Finance Authority RB, Class A, 4.13%, 12/01/26	640	627,656

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 0.6%
City of Lenexa KS RB, 5.00%, 05/15/24	$195	$194,951
City of Manhattan KS RB, 4.00%, 06/01/25	105	101,760

		296,711

Kentucky — 2.1%
City of Henderson KY RB, 4.70%, 01/01/52 (Call 01/01/32)(b)	650	598,193
Kentucky Public Energy Authority RB, 4.00%, 02/01/50( 11/01/27)	500	496,879

		1,095,072

Louisiana — 0.2%
Louisiana Public Facilities Authority RB, 6.50%, 06/01/62 (Call 06/01/31)(b)	100	97,857

Maine — 0.1%
Finance Authority of Maine RB, 8.00%, 12/01/51
(Call 12/01/36)(b)	100	57,942

Maryland — 0.8%
City of Baltimore MD RB, 4.50%, 06/01/33 (Call 06/01/31)	100	97,006
Maryland Economic Development Corp. RB, 5.25%, 06/30/55 (Call 06/30/32)	315	321,269

		418,275

Michigan — 2.4%
City of Detroit MI GOL, Series B-1, 4.00%, 04/01/44 (Call 05/30/23)(a)	350	258,267
Michigan Strategic Fund RB, 4.00%, 10/01/61 (Put 10/01/26)(a)	1,000	990,051

		1,248,318

Minnesota — 0.5%
City of Forest Lake MN RB, 5.00%, 07/01/56 (Call 07/01/31)	260	239,984

Missouri — 0.4%
Plaza at Noah’s Ark Community Improvement District RB, 3.13%, 05/01/35 (Call 05/01/29)	250	206,858

Nebraska — 1.0%
Central Plains Energy Project RB, 5.00%, 05/01/53 (Put 07/01/29)	475	495,643

New Hampshire — 1.4%
New Hampshire Business Finance Authority RB, 3.63%, 07/01/43 (07/01/25)(b)	1,000	746,042

New Jersey — 3.7%
New Jersey Higher Education Student Assistance Authority RB, Series C, 3.25%, 12/01/51 (Call 12/01/29)	300	214,440
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/50 (Call 12/15/30)	735	675,519
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/24	1,000	1,014,719

		1,904,678

New Mexico — 0.9%
Winrock Town Center Tax Increment Development District No. 1 TA, 3.75%, 05/01/28(b)	500	477,045

New York — 6.7%
New York Liberty Development Corp. RB, 5.00%, 11/15/44 (Call 11/15/24)(b)	500	482,393
New York State Thruway Authority RB, 5.00%, 03/15/42 (Call 09/15/32)	500	557,089
New York Transportation Development Corp. RB 3.00%, 08/01/31	1,000	842,841
4.00%, 04/30/53 (Call 10/31/31)	500	419,728
5.00%, 12/01/38 (Call 12/01/30)	500	537,521

Security	Par (000)	Value

New York (continued)
5.00%, 10/01/40 ( 10/01/30)	$600	$612,872

		3,452,444

Ohio — 5.9%
Buckeye Tobacco Settlement Financing Authority RB, Series B2, 5.00%, 06/01/55 (Call 06/01/30)	1,750	1,630,683
Cleveland-Cuyahoga County Port Authority TA, 4.50%, 12/01/55 (Call 12/01/29)(b)	100	84,528
Ohio Air Quality Development Authority RB, 4.50%, 01/15/48( 01/15/28)(b)	1,000	916,104
Port of Greater Cincinnati Development Authority RB 3.75%, 12/01/31 (Call 12/01/28)(b)	240	218,052
4.25%, 12/01/50 (Call 12/01/28)(b)	260	194,363

		3,043,730

Oklahoma — 1.8%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51 (Call 03/01/31)(b)	250	261,897
Tulsa Airports Improvement Trust RB, 5.00%, 06/01/35( 06/01/25)(a)	600	602,015
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41 (Call 12/01/31)(b)	100	81,784

		945,696

Pennsylvania — 1.1%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	390	369,039
Pennsylvania Economic Development Financing Authority RB 5.25%, 06/30/53 ( 12/31/32)	100	103,521
5.75%, 06/30/48 ( 12/31/32)	100	108,648

		581,208

Puerto Rico — 9.2%
Children’s Trust Fund RB, Series A, 0.00%, 05/15/57 (Call 05/30/23)(c)	1,485	96,922
Commonwealth of Puerto Rico GO 0.00%, 07/01/33 ( 07/01/31)(c)	515	300,532
1.00%, 11/01/51	500	234,973
4.00%, 07/01/35 (Call 07/01/31)	812	733,323
4.00%, 07/01/37 ( 07/01/31)	1,105	962,687
4.00%, 07/01/41 ( 07/01/31)	145	121,235
5.63%, 07/01/29	40	41,846
5.75%, 07/01/31	87	93,994
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 4.00%, 07/01/42 (Call 07/01/31)(b)	500	422,335
Puerto Rico Highway & Transportation Authority RB, 0.00%, 07/01/32(c)	1,325	830,752
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB 0.00%, 07/01/46 (Call 07/01/28)(c)	743	202,031
5.00%, 07/01/58 ( 07/01/28)	750	721,247

		4,761,877

South Carolina — 0.4%
City of Hardeeville SC Special Assesment, 4.00%, 05/01/52 (Call 05/01/29)(b)	250	192,357
South Carolina Jobs-Economic Development Authority RB, 7.50%, 08/15/62 (Call 08/15/27)(b)	25	24,203

		216,560

Tennessee — 2.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.00%, 10/01/37( 10/01/29)	345	345,381
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assesment, 0.00%, 06/01/43(b)(c)	100	34,714

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Nashville Airport Authority (The) RB, 5.50%, 07/01/52( 07/01/32)	$500	$538,079
Tennergy Corp/TN RB, 5.50%, 10/01/53( 09/01/30)	500	537,882

		1,456,056

Texas — 4.9%
Angelina & Neches River Authority RB, Series A, 7.50%, 12/01/45 (Call 06/01/28)(b)	100	71,082
Arlington Higher Education Finance Corp., 5.75%, 08/15/62 (Call 08/18/27)	250	219,946
Arlington Higher Education Finance Corp. RB 5.00%, 06/15/51 (Call 06/15/26)	250	206,125
7.88%, 11/01/62 ( 11/01/27)(b)	25	25,711
City of Celina TX SPECIAL ASSESSMENT, 5.50%, 09/01/53( 09/01/33)(b)	1,000	979,561
New Hope Cultural Education Facilities Finance Corp. RB, 6.63%, 10/01/43 (Call 10/01/29)	100	91,866
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(b)	250	243,018
Port Beaumont Navigation District RB 2.75%, 01/01/36 (Call 07/01/23)(b)	100	72,152
3.00%, 01/01/50 (Call 07/01/23)(b)	200	116,333
4.00%, 01/01/50 ( 05/30/23)(b)	710	504,771

		2,530,565

Utah — 0.6%
Utah Charter School Finance Authority RB,
Series A, 5.00%, 02/15/36 (Call 02/15/26)(b)	315	304,235

Vermont — 0.2%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44 (Call 12/01/30)(b)	100	83,264

Virginia — 0.9%
Tobacco Settlement Financing Corp./VA RB, Series B1, 5.00%, 06/01/47 (Call 05/15/23)	475	445,684

Security	Par/ Shares (000)	Value

Wisconsin — 1.1%
Public Finance Authority RB 5.00%, 06/15/56 (Call 06/15/29)(b)	$25	$20,087
5.25%, 12/01/51 (Call 12/01/31)(b)	65	49,189
5.25%, 05/15/52 (Call 05/15/25)(b)	100	86,538
Series A, 5.00%, 06/15/55 (Call 06/15/28)(b)	500	390,505

		546,319

Total Long-Term Investments — 82.1% (Cost: $44,605,909)		42,346,252

Short-Term Securities

Money Market Funds — 16.8%
BlackRock Liquidity Funds: MuniCash, 3.27%(e)(f)	8,654	8,653,180

Total Short-Term Securities — 16.8% (Cost: $8,653,830)		8,653,180

Total Investments — 98.9% (Cost: $53,259,739)		50,999,432

Other Assets Less Liabilities — 1.1%		587,108

Net Assets — 100.0%		$51,586,540

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$1,660,641	$6,992,644	(a)	$—	$955	$(1,060)	$8,653,180	8,654	$50,872	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock High Yield Muni Income Bond ETF

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$42,309,608	$36,644	$42,346,252
Short-Term Securities
Money Market Funds	8,653,180	—	—	8,653,180

	$8,653,180	$42,309,608	$36,644	$50,999,432

Portfolio Abbreviation

GO	General Obligation
GOL	General Obligation Limited
RB	Revenue Bond
TA	Tax Allocation

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